Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aptus Drawdown Managed Equity ETF | Aptus Drawdown Managed Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.14%	15.49%	(21.72%)	20.27%	18.19%	9.13%	(5.88%)	17.29%
Aptus Collared Investment Opportunity ETF | Aptus Collared Investment Opportunity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.70%	15.81%	(10.31%)	18.26%	9.66%
Aptus Defined Risk ETF | Aptus Defined Risk ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.37%	2.00%	(9.43%)	0.75%	13.98%	12.90%
Opus Small Cap Value ETF | Opus Small Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.44%	10.13%	(11.36%)	27.89%	4.88%	27.45%
Aptus International Enhanced Yield ETF | Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.64%	9.22%	(19.59%)
Aptus Enhanced Yield ETF | Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.95%	3.50%
Aptus Large Cap Enhanced Yield ETF | Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	24.10%